Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands		6 Months Ended	8 Months Ended	12 Months Ended
	Aug. 19, 2019 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 20, 2021	Jun. 25, 2020 $ / shares	May 09, 2020 $ / shares	Apr. 19, 2018 shares	Aug. 20, 2016 shares	Jun. 20, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized															5,290,234	3,690,599	3,001,365
Options grants in period				361,843	361,843	5,771,720	5,771,720	1,273,346	1,273,346
Options vested in period fair value				¥ 21,207	$ 3,327,000	¥ 3,580		¥ 9,485
Compensation cost not yet recognized stock options				711,376							$ 111,630,000
Share-based payment arrangement, expense				282,433	44,320,000	173,220		22,792
Share-based compensation, stock issued during period, shares	85,196
Share price | $ / shares	$ 9.39
Share-based compensation, stock issued during period, value | $	$ 800
Share Based Compensation, Options exercised total intrinsic value				¥ 8,355	$ 1,311,000	¥ 1,859		121,038
Share compensation guaranteed return percentage to eligible employees				5.00%							5.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares			$ 27.15				$ 27.15		$ 9.41		$ 30.50
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares			$ 9.41				$ 9.41		$ 3.30		$ 9.53
Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense | ¥								¥ 463
Twenty Twenty Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized			4,512,276				4,512,276
Equity instruments other than options grants in period				0	0
Vesting period				4 years	4 years
Awards available for future grant			4,507,428				4,507,428
ESIP NO.1 | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of shares			2,614,636
Sale price per share | $ / shares													$ 20.02	$ 13.2
Percentage of restricted shares lockup in first year			10.00%
Percentage of restricted shares lockup in second year			40.00%
Percentage of restricted shares lockup in third year			50.00%
ESIP NO.1 | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percenatge of discount in initial public offering														20.00%
ESIP NO.2 | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percenatge of discount in initial public offering													30.00%
ESIP NO.2 | Common Class A [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restricted shares lockup in first year		10.00%
Percentage of restricted shares lockup in second year		40.00%
Percentage of restricted shares lockup in third year		50.00%
Maximum subscription amount per person | ¥		¥ 2,000
Pre-IPO Plan [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants in period				361,843	361,843	296,327	296,327	1,273,346	1,273,346
Sharebased payment award expiration period				10 years	10 years
Pre-IPO Plan [member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years	4 years
Pre-IPO Plan [member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years	3 years
Management Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants in period				0	0	5,475,393	5,475,393
Vesting period				4 years	4 years
Sharebased payment award expiration period				10 years	10 years
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum				5.00%	5.00%
Awards available for future grant			111,742	636,101			111,742				636,101
Twenty Twenty One Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased payment award expiration period				10 years	10 years
Awards available for future grant				12,533,016							12,533,016
Employee Share Incentive Plan No 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation guaranteed return percentage to eligible employees												5.00%
Employee Share Incentive Plan No 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation guaranteed return percentage to eligible employees												5.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options grants in period						743,955	743,955
Sharebased payment award expiration period										4 years
Fair value of the restricted shares | ¥				¥ 0		¥ 42,540
Share-based payment arrangement, expense						¥ 15,899	$ 2,495,000	¥ 0	$ 1,671,000
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										1 year
Share-based payment award vesting rights percentage										25.00%
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										3 years
Share-based payment award vesting rights percentage										75.00%
Restricted Stock [Member] | Twenty Twenty Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options grants in period						4,848	4,848
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized period for recognition				2 years 5 months 12 days	2 years 5 months 12 days